INCOME TAXES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%	25.00%	25.00%
Period of statute of limitations	3 years
Extended period of statute of limitations	5 years
Period of statute of limitations in case of transfer pricing adjustment	10 years
Deferred taxes recorded on undistributed earnings	$ 0
Temporary difference for which no deferred tax liability recognized	34,500,000	$ 25,900,000
Reversal or addition of unrecognized tax benefits	0	0	$ 0
Interests and penalties related to uncertain tax positions	0	$ 0	$ 0
Minimum [Member]
INCOME TAXES
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period	$ 15,917			¥ 100,000
PRC [Member]
INCOME TAXES
Percentage of super deduction for research and development in addition to actual expenses deduction	50.00%
Net operating loss carryforwards	$ 291,025,232
PRC [Member] | 2016 [Member]
INCOME TAXES
Net operating loss carryforwards	19,482,786
PRC [Member] | 2017 [Member]
INCOME TAXES
Net operating loss carryforwards	151,854,153
PRC [Member] | 2018 [Member]
INCOME TAXES
Net operating loss carryforwards	54,176,042
PRC [Member] | 2019 [Member]
INCOME TAXES
Net operating loss carryforwards	64,368,732
PRC [Member] | 2020 [Member]
INCOME TAXES
Net operating loss carryforwards	$ 1,143,519
Overseas [Member] | Minimum [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	10.00%
Overseas [Member] | Maximum [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	40.00%
US [Member] | 2032 to 2035 [Member]
INCOME TAXES
Net operating loss carryforwards	$ 15,048,673
ReneSola Jiangsu [Member]
INCOME TAXES
Reduced income tax rate for high-new-technology (as a percent)	15.00%
Period for applicability of reduced income tax rate for high-new-technology enterprises	3 years
Sichuan ReneSola [Member]
INCOME TAXES
Reduced income tax rate for high-new-technology (as a percent)	15.00%
Period for applicability of reduced income tax rate for high-new-technology enterprises	3 years
ReneSola Zhejiang [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Reduced income tax rate for high-new-technology (as a percent)	15.00%
Period for applicability of reduced income tax rate for high-new-technology enterprises	3 years
Zhejiang ReneSola PV Materials [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Sichuan Ruiyu [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Sichuan Ruixin [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Energy-Saving Technology [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Sichuan SiLiDe [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Beijing Xuyuan [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Zhejiang Academe [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Rene Sola Kexu [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Rene Sola Bangsheng [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Rene Sola Fuyun [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
ReneSola Zhejiang Solar New Energy Academe ("Zhejiang Academe")
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	20.00%
ReneSola Germany [Member]
INCOME TAXES
Net operating loss carryforwards	$ 13,114,206
Renesola Shanghai Ltd [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%